Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (as a percent)	6.29%	6.34%	6.54%
Incentive fees (as a percent)	0.28%	1.23%	0.66%
Total expenses (as a percent)	6.57%	7.57%	7.20%
Net investment loss (as a percent)	(6.05%)	(6.09%)	(6.18%)
Class A Units
Financial Highlights
Total return (as a percent)	(3.84%)	(6.13%)	(12.95%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 1,216.37	$ 1,295.84	$ 1,488.66
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 30.09	$ 16.23	$ (98.42)
Expenses net of interest income (in dollars per unit)	$ (76.80)	$ (95.70)	$ (94.40)
Total income (loss) from operations (in dollars per unit)	$ (46.71)	$ (79.47)	$ (192.82)
Net asset value per unit at end of period (in dollars per unit)	$ 1,169.66	$ 1,216.37	$ 1,295.84
Class B Units
Financial Highlights
Total return (as a percent)	(4.44%)	(6.74%)	(13.52%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 1,024.97	$ 1,099.04	$ 1,270.86
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 25.15	$ 14.22	$ (83.83)
Expenses net of interest income (in dollars per unit)	$ (70.70)	$ (88.29)	$ (87.99)
Total income (loss) from operations (in dollars per unit)	$ (45.55)	$ (74.07)	$ (171.82)
Net asset value per unit at end of period (in dollars per unit)	$ 979.42	$ 1,024.97	$ 1,099.04
Legacy 1 Class Units
Financial Highlights
Total return (as a percent)	(1.75%)	(3.96%)	(11.00%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 876.10	$ 912.23	$ 1,024.92
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 21.46	$ 10.83	$ (69.44)
Expenses net of interest income (in dollars per unit)	$ (36.80)	$ (46.96)	$ (43.25)
Total income (loss) from operations (in dollars per unit)	$ (15.34)	$ (36.13)	$ (112.69)
Net asset value per unit at end of period (in dollars per unit)	$ 860.76	$ 876.10	$ 912.23
Legacy 2 Class Units
Financial Highlights
Total return (as a percent)	(1.95%)	(4.26%)	(11.45%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 864.60	$ 903.06	$ 1,019.79
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 21.71	$ 11.37	$ (67.60)
Expenses net of interest income (in dollars per unit)	$ (38.55)	$ (49.83)	$ (49.13)
Total income (loss) from operations (in dollars per unit)	$ (16.84)	$ (38.46)	$ (116.73)
Net asset value per unit at end of period (in dollars per unit)	$ 847.76	$ 864.60	$ 903.06
Global 1 Class Units
Financial Highlights
Total return (as a percent)	(1.22%)	(3.30%)	(11.18%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 845.52	$ 874.34	$ 984.38
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 20.77	$ 11.36	$ (72.09)
Expenses net of interest income (in dollars per unit)	$ (31.05)	$ (40.18)	$ (37.95)
Total income (loss) from operations (in dollars per unit)	$ (10.28)	$ (28.82)	$ (110.04)
Net asset value per unit at end of period (in dollars per unit)	$ 835.24	$ 845.52	$ 874.34
Global 2 Class Units
Financial Highlights
Total return (as a percent)	(1.44%)	(3.55%)	(11.43%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 835.49	$ 866.22	$ 978.01
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 20.73	$ 11.07	$ (71.64)
Expenses net of interest income (in dollars per unit)	$ (32.77)	$ (41.80)	$ (40.15)
Total income (loss) from operations (in dollars per unit)	$ (12.04)	$ (30.73)	$ (111.79)
Net asset value per unit at end of period (in dollars per unit)	$ 823.45	$ 835.49	$ 866.22
Global 3 Class Units
Financial Highlights
Total return (as a percent)	(3.06%)	(5.19%)	(13.05%)
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	$ 779.90	$ 822.60	$ 946.02
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	$ 19.29	$ 10.63	$ (68.20)
Expenses net of interest income (in dollars per unit)	$ (43.16)	$ (53.33)	$ (55.22)
Total income (loss) from operations (in dollars per unit)	$ (23.87)	$ (42.70)	$ (123.42)
Net asset value per unit at end of period (in dollars per unit)	$ 756.03	$ 779.90	$ 822.60